Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Financial Risk Management
Schedule of interest rate risk on NOK 2024 Bonds

Hedge type	Instrument type	Counterparty	Maturing in	Notional amount	Hedged item
	Receive 3-month NIBOR, pay 3-month USD LIBOR floating CCS	DNB	Nov 2024	$32,850
Cash flow hedges	Receive 3-month NIBOR, pay 3-month USD LIBOR floating CCS	SEB	Nov 2024	$32,850	NOK 2024 Bonds of the same maturity and notional of the CCSs.
	Receive 3-month NIBOR, pay 3-month USD LIBOR floating CCS	Nordea	Nov 2024	$32,850
			Total	$98,550

Schedule of expected cash flows for non-derivative financial liabilities

	Weighted
	average
	effective	Less
	interest	than 1
	rate	month	1-3 months	3-12 months	1-5 years	5+ years	Total
December 31, 2019
Trade and other accounts payable		$24,306	3,203	106	—	—	27,615
Amounts due to related parties		200	—	—	—	—	200
Other payables and accruals*		31,036	49,548	5,210	—	—	85,794
Other non-current liabilities*		—	—	—	551	1,174	1,725
Variable interest loans	4.10%	45,591	44,867	208,217	2,004,266	807,894	3,110,835
Bonds		49,233	9,369	28,060	496,780	—	583,442
Lease liabilities		1,738	3,379	14,292	75,823	200,890	296,122
Total		$152,104	110,366	255,885	2,577,420	1,009,958	4,105,733
December 31, 2020
Trade and other accounts payable		$24,651	129	266	—	—	25,046
Amounts due to related parties		164	—	—	—	—	164
Other payables and accruals*		34,919	28,940	17,399	—	—	81,258
Other non-current liabilities*		—	—	—	612	1,379	1,991
Variable interest loans	2.46%	54,892	39,196	227,325	2,224,725	1,264,577	3,810,715
Bonds		—	10,640	32,485	478,314	—	521,439
Lease liabilities		1,756	3,361	14,072	75,303	182,880	277,372
Total		$116,382	82,266	291,547	2,778,954	1,448,836	4,717,985

*Non-financial liabilities are excluded.

Schedule of expected cash flows for derivative financial instruments

	Less than 1
	month	1-3 months	3-12 months	1-5 years	5+ years	Total
December 31, 2019
Interest rate swaps	7	52	5,364	42,016	5,049	52,488
Cross currency swaps	—	22	(26)	(3,590)	—	(3,594)
Forward foreign exchange contracts	(48)	(101)	(768)	—	—	(917)
Total	(41)	(27)	4,570	38,426	5,049	47,977
December 31, 2020
Interest rate swaps	559	1,128	33,772	73,968	5,132	114,559
Cross currency swaps	—	(25)	(182)	(5,597)	—	(5,804)
Forward foreign exchange contracts	(113)	(234)	—	—	—	(347)
Total	446	869	33,590	68,371	5,132	108,408

Summary of credit risk exposure

	As of
	December 31,
	2019	2020
Cash and cash equivalents	263,747	367,269
Short-term investments	4,500	—
Trade and other receivables	24,900	36,223
Dividends receivable and other amounts due from related parties	573	1,259
Derivative financial instruments	4,001	6,095